Parent-Only Financial Statements, Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Investment securities		$ 407,519	$ 347,925
Total assets	[1]	1,930,115	1,787,632
Liabilities and equity
Short-term borrowings		96,781	97,528	$ 63,518
Accrued expenses and other liabilities	[2]	57,189	59,445
Long-term debt		255,077	199,536
Total liabilities	[3]	1,729,618	1,593,741
Stockholders' equity		199,581	192,998
Total liabilities and equity		1,930,115	1,787,632
Parent Company [Member]
Assets
Cash and cash equivalents		36,660	36,166	$ 43,846	$ 42,389
Other assets		6,750	6,857
Total assets		365,520	343,625
Liabilities and equity
Accrued expenses and other liabilities		7,064	8,135
Long-term debt		133,920	117,791
Indebtedness to nonbank subsidiaries		24,955	24,701
Total liabilities		165,939	150,627
Stockholders' equity		199,581	192,998
Total liabilities and equity		365,520	343,625
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries		54,937	47,363
Investments in subsidiaries		174,328	169,081
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries		41,343	35,327
Investments in subsidiaries		27,222	25,638
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash and cash equivalents		36,657	36,162
Investment securities		15,009	14,992
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents		3	4
Investment securities		$ 9,271	$ 8,201

[1]	(3)Our consolidated assets at December 31, 2016 and 2015, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $168 million and $157 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $74 million and $0 million; Trading assets, $130 million and $0 million; Investment securities, $0 million and $425 million; Net loans, $12.6 billion and $4.8 billion; Derivative assets, $1 million and $1 million; Other assets, $452 million and $242 million; and Total assets, $13.4 billion and $5.6 billion, respectively.
[2]	(1)Prior period has been revised to conform to the current period presentation of reporting derivative assets and liabilities separately. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(4)Our consolidated liabilities at December 31, 2016 and 2015, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $33 million and $47 million; Accrued expenses and other liabilities, $107 million and $10 million; Long-term debt, $3.7 billion and $1.3 billion; and Total liabilities, $3.8 billion and $1.4 billion, respectively.